CRUDE OIL AND NATURAL GAS SALES (Tables)	12 Months Ended
Dec. 31, 2020
CRUDE OIL AND NATURAL GAS SALES
Tabular disclosure of revenue from oil and natural gas sales during the period

($ thousands)	2020	2019	2018
Crude oil and natural gas sales	$923,546	$1,572,955	$1,610,899
Royalties(1)	(186,341)	(318,149)	(318,163)
Crude oil and natural gas sales, net of royalties	$737,205	$1,254,806	$1,292,736
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).

Crude oil and natural gas revenue by country and by product for the years ended December 31, 2020 and 2019 are as follows:

2020	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$96,498	$78,798	$12,307	$3,452	$1,942
United States	640,707	508,294	119,030	13,233	149
Total	$737,205	$587,092	$131,337	$16,685	$2,091

2019	Total revenue, net		Natural	Natural gas
($ thousands)	of royalties(1)	Crude oil(2)	gas(2)	liquids(2)	Other(3)
Canada	$177,299	$145,814	$21,776	$7,158	$2,551
United States	1,077,507	847,182	215,963	14,355	7
Total	$1,254,806	$992,996	$237,739	$21,513	$2,558
(1)	Royalties above do not include production taxes which are reported separately on the Consolidated Statements of Income/(Loss).
(2)	U.S. sales of crude oil and natural gas relate primarily to the Company’s North Dakota and Marcellus properties, respectively. Canadian crude oil sales relate primarily to the Company’s waterflood properties.
(3)	Includes third party processing income.